Organization and Summary of Significant Accounting Policies - Stock-Based Compensation (Detail) (USD $)	12 Months Ended			3 Months Ended		6 Months Ended		3 Months Ended		6 Months Ended
	Dec. 31, 2013 Employee	Dec. 31, 2012	Dec. 31, 2011 Employees	Jun. 30, 2014 Employee Stock Option [Member]	Jun. 30, 2013 Employee Stock Option [Member]	Jun. 30, 2014 Employee Stock Option [Member] Employee	Jun. 30, 2013 Employee Stock Option [Member] Employee	Jun. 30, 2014 Nonemployee Stock Options [Member]	Jun. 30, 2013 Nonemployee Stock Options [Member]	Jun. 30, 2014 Nonemployee Stock Options [Member]	Jun. 30, 2013 Nonemployee Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation costs				$ 500,000	$ 700,000	$ 1,000,000	$ 1,500,000	$ 8,000	$ 13,000	$ 19,000	$ 57,000
Shares of common stock issued	162,133	266,522	441,963	280,324		280,824
Number of employees affected by stock-based modification	12		13			2	6
Stock option modification expense	$ 200,000	$ 28,000	$ 200,000			$ 39,000	$ 23,000